Revenue - Summary of Segment Revenue (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Revenue from the rendering of services	€ 18	€ 444	€ 46	€ 816
Total revenue	18	444	46	816
Revenue from external customers (geographical)
Total revenue	18	444	46	816
Total revenue	18	444	46	816
USA [member]
Disclosure of operating segments [line items]
Total revenue	18	444	46	816
Revenue from external customers (geographical)
Total revenue	18	444	46	816
Total revenue	€ 18	€ 444	€ 46	€ 816